Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights:
Carrying amount, net, beginning of year	$ 7,763	$ 9,301	$ 10,488
Additions	2,436	3,399	1,659
Amortization	(2,479)	(3,634)	(2,573)
Change in valuation allowance	1,293	(1,303)	(273)
Carrying amount, net, end of year	9,013	7,763	9,301
Valuation allowance:
Beginning of year	2,324	1,021	748
Change in valuation allowance	(1,293)	1,303	273
End of year	$ 1,031	$ 2,324	$ 1,021